Property, plant and equipment, net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Subtotal	$ 8,015,971	$ 8,393,254
Less: Accumulated depreciation	(5,315,937)	(5,152,634)
Property, plant and equipment, net	2,700,034	3,240,620
Buildings
Property, Plant and Equipment [Line Items]
Subtotal	5,199,348	5,473,555
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	1,901,886	2,012,061
Electronic equipment
Property, Plant and Equipment [Line Items]
Subtotal	240,606	203,491
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	55,961	55,407
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	501,156	527,485
Construction in progress
Property, Plant and Equipment [Line Items]
Subtotal	$ 117,014	$ 121,255